Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 332,000
Previously Paid Amount	0.00
Total Fee Amount	28.88
Total Offset Amount	0.00
Net Fee	28.88
Narrative - Max Aggregate Offering Price	$ 332,000
Final Prospectus	true